Consolidated Statements of Operations (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Collaboration revenue	$ 8,044	$ 6,896
Operating expenses:
Research and development	26,410	22,310
General and administrative	20,379	11,881
In-process research and development assets acquired	0	28,336
Total operating expenses	46,789	62,527
Loss from operations	(38,745)	(55,631)
Other income (expense):
Change in fair value of preferred unit warrant liability	0	72
Interest Expense	(1,817)	(1,900)
Interest income and other income (expense), net	(75)	(28)
Gain on debt extinguishment	1,134	0
Total other income (expense), net	(758)	(1,856)
Net loss	(39,503)	(57,487)
Gain on extinguishment of Class B preferred units	0	6,697
Net loss applicable to common shareholders	$ (39,503)	$ (50,790)
Net loss per share, basic	$ (3.84)	$ (21.57)
Net loss per share, diluted	$ (3.84)	$ (21.57)
Weighted Average Number of Shares Outstanding, Basic	10,283,172	2,354,143
Weighted Average Number of Shares Outstanding, Diluted	10,283,172	2,354,143